STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 134.3%
Aerospace & Defense - 2.6%
Bombardier, Sr. Unscd. Notes	6.13	1/15/2023	425,000	[b,c]	431,906
Bombardier, Sr. Unscd. Notes	7.50	3/15/2025	2,830,000	[b,c]	2,848,536
Bombardier, Sr. Unscd. Notes	7.88	4/15/2027	500,000	[b,c]	501,875
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	1,015,000	[b,c]	1,064,481
TransDigm UK Holdings, Gtd. Notes	6.88	5/15/2026	1,440,000		1,460,700
				6,307,498
Automobiles & Components - 2.0%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	750,000	[c]	749,063
Panther BF Aggregator 2, Gtd. Notes	8.50	5/15/2027	3,180,000	[b,c]	3,283,350
Panther BF Aggregator 2, Sr. Scd. Notes	6.25	5/15/2026	835,000	[b,c]	869,444
				4,901,857
Building Materials - 1.1%
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	1,845,000	[b,c]	1,803,487
Griffon, Gtd. Notes	5.25	3/1/2022	925,000	[c]	925,574
				2,729,061
Chemicals - 3.4%
Consolidated Energy Finance, Gtd. Notes	6.50	5/15/2026	915,000	[b,c]	912,713
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	835,000	[b,c]	859,349
CVR Partners, Scd. Notes	9.25	6/15/2023	2,320,000	[b,c]	2,434,724
INEOS Group Holdings, Scd. Notes	5.63	8/1/2024	905,000	[b,c]	927,625
Kraton Polymers, Gtd. Notes	7.00	4/15/2025	1,305,000	[b,c]	1,327,837
The Chemours, Gtd. Notes	7.00	5/15/2025	1,025,000	[c]	1,073,688
Venator Finance, Gtd. Notes	5.75	7/15/2025	870,000	[b,c]	801,488
				8,337,424
Collateralized Loan Obligations Debt - 5.7%
Battalion CLO VII, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR + 6.31%	8.90	7/17/2028	750,000	[b,d]	750,661
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR + 5.80%	8.40	4/15/2030	1,000,000	[b,d]	951,127
CIFC Funding, Ser. 2014-3A, Cl. ER2, 3 Month LIBOR +6.10%	8.69	10/22/2031	1,000,000	[b,c,d]	947,471
CIFC Funding, Ser. 2018-1A Cl. E, 3 Month LIBOR +5.00%	7.60	4/18/2031	2,000,000	[b,c,d]	1,854,625
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%	8.60	7/16/2031	750,000	[b,d]	683,499

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 134.3% (continued)
Collateralized Loan Obligations Debt - 5.7% (continued)
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		9.11	10/17/2030	1,000,000	[b,c,d]	952,820
Octagon Investment Partners 33, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		8.89	1/20/2031	1,525,000	[b,c,d]	1,513,832
Octagon Investment Partners 39, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		8.34	10/20/2030	2,000,000	[b,c,d]	1,918,783
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.64	4/17/2031	2,000,000	[b,d]	1,891,607
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		8.37	5/20/2031	750,000	[b,d]	706,919
Sounds Point CLO IV-R, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%		8.85	4/18/2031	750,000	[b,c,d]	711,199
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		8.94	10/20/2031	1,000,000	[b,c,d]	947,400
					13,829,943
Commercial & Professional Services - 3.1%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	1,800,000	[b,c]	1,606,500
Harsco, Gtd. Notes		5.75	7/31/2027	795,000	[b,c]	829,869
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	1,214,000	[b,c]	1,277,219
Prime Security Services Borrower, Sr. Scd. Notes		5.25	4/15/2024	535,000	[b,c]	545,700
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	715,000	[b]	740,025
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,360,000	[b]	1,419,500
Weight Watchers International, Gtd. Notes		8.63	12/1/2025	1,220,000	[b,c]	1,122,400
					7,541,213
Consumer Discretionary - 11.2%
AMC Entertainment Holdings, Gtd. Bonds	GBP	6.38	11/15/2024	580,000		721,226
AMC Entertainment Holdings, Gtd. Notes		6.13	5/15/2027	1,555,000	[c]	1,391,725
Beazer Homes USA, Gtd. Notes		8.75	3/15/2022	1,100,000	[c]	1,148,125
Cirsa Finance International, Sr. Scd. Notes		7.88	12/20/2023	2,005,000	[b,c]	2,130,312
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	891,000	[b,c]	904,365
Eldorado Resorts, Gtd. Notes		6.00	4/1/2025	520,000	[c]	549,250
Eldorado Resorts, Gtd. Notes		7.00	8/1/2023	725,000	[c]	759,438
International Game Technology, Sr. Scd. Notes		6.25	1/15/2027	1,000,000	[b,c]	1,097,500
Jack Ohio Finance, Scd. Notes		10.25	11/15/2022	1,170,000	[b,c]	1,257,750
MGM Resorts International, Gtd. Notes		5.50	4/15/2027	655,000	[c]	688,569

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 134.3% (continued)
Consumer Discretionary - 11.2% (continued)
MGM Resorts International, Gtd. Notes		7.75	3/15/2022	740,000	[c]	826,950
Scientific Games International, Gtd. Notes		8.25	3/15/2026	2,690,000	[b,c]	2,831,198
Scientific Games International, Gtd. Notes		10.00	12/1/2022	2,681,000	[c]	2,821,752
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	1,715,000	[b,c]	1,817,900
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b]	557,263
Tempur Sealy International, Gtd. Notes		5.50	6/15/2026	955,000	[c]	994,394
TVL Finance, Sr. Scd. Notes	GBP	8.50	5/15/2023	1,244,000	[b]	1,657,150
Univar USA, Gtd. Notes		6.75	7/15/2023	1,200,000	[b,c]	1,228,500
William Lyon Homes, Gtd. Notes		5.88	1/31/2025	2,270,000	[c]	2,252,975
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	1,415,000	[b,c]	1,478,675
					27,115,017
Consumer Staples - 1.1%
Prestige Brands, Gtd. Notes		6.38	3/1/2024	1,730,000	[b,c]	1,818,662
Spectrum Brands, Gtd. Notes		5.75	7/15/2025	720,000	[c]	751,500
					2,570,162
Diversified Financials - 9.2%
Ally Financial, Gtd. Notes		7.50	9/15/2020	860,000	[c]	907,300
Ally Financial, Gtd. Notes		8.00	11/1/2031	1,515,000	[c]	2,009,966
Bracken MidCo1, Sr. Unscd. Bonds	GBP	8.88	10/15/2023	995,000	[b]	1,225,770
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	745,000	[b]	981,497
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	479,000		631,057
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	2,340,000	[b,c]	2,380,950
Garfunkelux Holdco 2, Scd. Bonds	GBP	11.00	11/1/2023	610,000	[b]	643,087
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	595,000		679,869
Icahn Enterprises, Gtd. Notes		6.25	2/1/2022	1,000,000	[c]	1,030,000
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	1,220,000	[b,c]	1,236,775
Icahn Enterprises, Gtd. Notes		6.75	2/1/2024	1,075,000	[c]	1,120,688
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	1,925,000	[b,c]	1,934,625
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	1,890,000	[b,c]	1,932,525
Navient, Sr. Unscd. Notes		5.88	10/25/2024	915,000	[c]	929,869
Navient, Sr. Unscd. Notes		7.25	1/25/2022	1,025,000	[c]	1,109,563
Quicken Loans, Gtd. Notes		5.75	5/1/2025	1,710,000	[b,c]	1,769,303
VHF Parent, Scd. Notes		6.75	6/15/2022	1,805,000	[b,c]	1,871,189
					22,394,033

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 134.3% (continued)
Electronic Components - 1.6%
Energizer Holdings, Gtd. Notes	6.38	7/15/2026	1,246,000	[b,c]	1,283,380
Energizer Holdings, Gtd. Notes	7.75	1/15/2027	1,649,000	[b,c]	1,788,885
TTM Technologies, Gtd. Notes	5.63	10/1/2025	920,000	[b,c]	901,839
				3,974,104
Energy - 14.8%
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	990,000	[b,c]	1,002,375
Brazos Valley Longhorn, Gtd. Notes	6.88	2/1/2025	1,080,000	[c]	1,020,600
California Resources, Scd. Notes	8.00	12/15/2022	1,060,000	[b,c]	804,275
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/2023	1,115,000	[c]	1,080,156
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	1,230,000	[b,c]	1,248,450
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	7.00	6/30/2024	1,630,000	[c]	1,878,738
Chesapeake Energy, Gtd. Notes	8.00	6/15/2027	915,000	[c]	804,633
Chesapeake Energy, Gtd. Notes	8.00	1/15/2025	975,000	[c]	904,313
CVR Refining, Gtd. Notes	6.50	11/1/2022	2,050,000	[c]	2,092,537
DCP Midstream Operating, Gtd. Notes	5.38	7/15/2025	1,670,000	[c]	1,763,937
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	1,130,000	[c]	1,111,638
Enviva Partners, Gtd. Notes	8.50	11/1/2021	2,970,000	[c]	3,099,937
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,745,000	[c]	2,693,531
Gulfport Energy, Gtd. Notes	6.00	10/15/2024	1,545,000	[c]	1,201,238
Matador Resources, Gtd. Notes	5.88	9/15/2026	915,000	[c]	928,725
Nabors Industries, Gtd. Notes	5.50	1/15/2023	390,000	[c]	366,600
PDC Energy, Gtd. Notes	6.13	9/15/2024	905,000	[c]	907,263
Precision Drilling, Gtd. Notes	7.13	1/15/2026	700,000	[b,c]	680,750
Precision Drilling, Gtd. Notes	7.75	12/15/2023	1,120,000	[c]	1,147,664
Semgroup, Gtd. Notes	7.25	3/15/2026	1,100,000	[c]	1,078,000
Shelf Drilling Holdings, Gtd. Notes	8.25	2/15/2025	1,855,000	[b,c]	1,721,440
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	925,000	[c]	846,375
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	975,000	[c]	928,571
SRC Energy, Gtd. Notes	6.25	12/1/2025	825,000	[c]	754,875
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	602,000	[b]	637,744
Transocean Sentry, Sr. Scd. Notes	5.38	5/15/2023	615,000	[b]	617,306
Unit, Gtd. Notes	6.63	5/15/2021	1,870,000	[c]	1,697,025
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	1,118,000	[c]	1,187,763
Whiting Petroleum, Gtd. Notes	6.63	1/15/2026	745,000	[c]	722,184
WPX Energy, Sr. Unscd. Notes	5.25	9/15/2024	1,070,000	[c]	1,099,425
				36,028,068
Environmental Control - 2.6%
Clean Harbors, Sr. Unscd. Notes	4.88	7/15/2027	395,000		395,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 134.3% (continued)
Environmental Control - 2.6% (continued)
Covanta Holding, Sr. Unscd. Notes		5.88	7/1/2025	2,270,000	[c]	2,369,312
GFL Environmental, Sr. Unscd. Notes		7.00	6/1/2026	2,660,000	[b,c]	2,729,825
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	920,000	[b]	945,300
					6,439,437
Food Products - 3.0%
Albertsons, Gtd. Notes		6.63	6/15/2024	2,095,000	[c]	2,181,419
Albertsons, Gtd. Notes		7.50	3/15/2026	495,000	[b,c]	530,888
New Albertsons, Sr. Unscd. Bonds		8.00	5/1/2031	2,390,000	[c]	2,354,150
Post Holdings, Gtd. Notes		8.00	7/15/2025	1,975,000	[b,c]	2,123,125
					7,189,582
Forest Products & Other - 1.2%
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	2,660,000	[b,c]	2,832,900
Health Care - 15.4%
Avantor, Sr. Unscd. Notes		9.00	10/1/2025	3,340,000	[b,c]	3,732,450
Bausch Health, Gtd. Notes		6.13	4/15/2025	1,340,000	[b,c]	1,370,150
Bausch Health, Gtd. Notes		7.25	5/30/2029	650,000	[b]	677,625
Bausch Health, Gtd. Notes		9.00	12/15/2025	2,420,000	[b,c]	2,712,941
Bausch Health Americas, Gtd. Notes		9.25	4/1/2026	1,850,000	[b,c]	2,074,405
Eagle Holding Co II, Sr. Unscd. Notes		7.63	5/15/2022	2,925,000	[b,c]	2,946,937
Eagle Holding Co II, Unscd. Notes		7.75	5/15/2022	1,050,000	[b]	1,060,500
Envision Healthcare, Gtd. Notes		8.75	10/15/2026	340,000	[b,c]	237,150
HCA, Gtd. Notes		7.50	2/15/2022	3,150,000	[c]	3,480,750
MEDNAX, Gtd. Notes		6.25	1/15/2027	1,925,000	[b,c]	1,898,531
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	2,065,000	[b,c]	1,946,675
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	1,515,000	[b]	1,815,989
NVA Holdings, Gtd. Notes		6.88	4/1/2026	1,090,000	[b,c]	1,144,500
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/2022	2,600,000	[b,c]	2,496,000
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	4,175,000	[b,c]	3,705,312
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	105,000	[b,c]	108,281
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/2023	2,060,000	[c]	2,075,450
Tenet Healthcare, Sr. Unscd. Notes		8.13	4/1/2022	1,930,000	[c]	2,033,737
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	1,970,000	[b,c]	1,832,100
					37,349,483
Industrials - 2.5%
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	2,340,000	[b,c]	2,132,325
Frontdoor, Sr. Unscd. Notes		6.75	8/15/2026	540,000	[b,c]	576,450
Stevens Holding, Gtd. Notes		6.13	10/1/2026	415,000	[b,c]	438,863
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,320,000	[b,c]	1,191,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 134.3% (continued)
Industrials - 2.5% (continued)
Welbilt, Sr. Unscd. Notes		9.50	2/15/2024	1,600,000	[c]	1,738,000
					6,076,938
Information Technology - 7.9%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	565,000	[b,c]	576,837
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	1,970,000	[b,c]	2,014,325
CDK Global, Sr. Unscd. Notes		5.25	5/15/2029	660,000	[b,c]	684,750
Change Healthcare Holdings, Sr. Unscd. Notes		5.75	3/1/2025	2,400,000	[b,c]	2,445,000
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	3,590,000	[b,c]	3,908,612
RP Crown Parent, Gtd. Notes		7.38	10/15/2024	1,705,000	[b,c]	1,781,725
Solera Finance, Sr. Unscd. Notes		10.50	3/1/2024	1,940,000	[b,c]	2,107,325
Sophia, Sr. Unscd. Notes		9.00	9/30/2023	2,435,000	[b,c]	2,523,269
The Dun & Bradstreet, Sr. Scd. Notes		6.88	8/15/2026	1,400,000	[b,c]	1,484,000
The Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	1,545,000	[b,c]	1,645,425
					19,171,268
Insurance - 3.5%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	1,780,000	[b,c]	1,851,200
Assuredpartners, Sr. Unscd. Notes		7.00	8/15/2025	1,765,000	[b,c]	1,762,794
GTCR AP Finance, Sr. Scd. Notes		8.00	5/15/2027	285,000	[b,c]	287,138
Hub International, Sr. Unscd. Notes		7.00	5/1/2026	1,920,000	[b,c]	1,951,200
USI, Sr. Unscd. Notes		6.88	5/1/2025	1,915,000	[b,c]	1,900,637
York Risk Services Holding, Gtd. Notes		8.50	10/1/2022	870,000	[b,c]	719,925
					8,472,894
Internet Software & Services - .1%
Netflix, Sr. Unscd. Notes		5.38	11/15/2029	260,000	[b,c]	276,819
Materials - 9.8%
ARD Finance, Sr. Scd. Notes	EUR	6.63	9/15/2023	770,000		909,386
ARD Finance, Sr. Scd. Notes		7.13	9/15/2023	1,070,000	[c]	1,099,425
ARD Securities Finance, Sr. Scd. Notes		8.75	1/31/2023	2,674,680	[b,c]	2,708,113
Ardagh Packaging Finance Holdings, Gtd. Notes		7.25	5/15/2024	1,990,000	[b,c]	2,104,425
Bway Holding, Sr. Unscd. Notes		7.25	4/15/2025	4,200,000	[b,c]	4,063,500
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	180,000	[b]	163,800
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	1,690,000	[b,c]	1,563,250
Grinding Media, Sr. Scd. Notes		7.38	12/15/2023	1,115,000	[b,c]	1,073,188
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	655,000	[b]	663,515
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	1,000,000	[b]	1,002,500
Novelis, Gtd. Notes		5.88	9/30/2026	665,000	[b,c]	674,975
Novelis, Gtd. Notes		6.25	8/15/2024	840,000	[b,c]	882,806
Peabody Energy, Sr. Scd. Notes		6.38	3/31/2025	2,190,000	[b,c]	2,222,850

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 134.3% (continued)
Materials - 9.8% (continued)
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/2024	2,970,000	[b,c]	3,076,608
W/S Packaging Holdings, Sr. Scd. Notes		9.00	4/15/2023	1,430,000	[b,c]	1,556,912
					23,765,253
Media - 8.0%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	730,000	[b,c]	735,548
Altice Finco, Scd. Notes		8.13	1/15/2024	1,440,000	[b,c]	1,490,400
Altice Luxembourg, Gtd. Notes		7.75	5/15/2022	1,091,000	[b,c]	1,111,456
Altice Luxembourg, Sr. Unscd. Notes		10.50	5/15/2027	700,000	[b]	721,000
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,700,000	[b,c]	1,874,760
CSC Holdings, Sr. Unscd. Notes		7.75	7/15/2025	1,020,000	[b,c]	1,106,088
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,700,000	[c]	1,615,000
DISH DBS, Gtd. Notes		5.88	7/15/2022	550,000	[c]	560,313
Entercom Media, Gtd. Notes		7.25	11/1/2024	1,795,000	[b,c]	1,900,456
Gray Television, Sr. Unscd. Notes		7.00	5/15/2027	1,485,000	[b,c]	1,614,937
Midcontinent Communications/Midcontinent Finance, Gtd. Notes		6.88	8/15/2023	1,155,000	[b,c]	1,201,200
Nexstar Escrow, Sr. Unscd. Notes		5.63	7/15/2027	1,050,000	[b]	1,078,875
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	1,085,000	[b,c]	1,055,163
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	1,016,000	[b]	1,021,080
Townsquare Media, Gtd. Notes		6.50	4/1/2023	980,000	[b,c]	968,975
Univision Communications, Sr. Scd. Notes		5.13	2/15/2025	1,370,000	[b,c]	1,310,062
					19,365,313
Metals & Mining - 4.6%
Big River Steel, Sr. Scd. Notes		7.25	9/1/2025	1,190,000	[b,c]	1,253,130
Commercial Metals, Sr. Unscd. Notes		5.75	4/15/2026	900,000	[c]	900,675
Constellium, Gtd. Notes		6.63	3/1/2025	1,930,000	[b,c]	2,007,200
First Quantum Minerals, Gtd. Notes		6.88	3/1/2026	290,000	[b]	270,063
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	2,700,000	[b,c]	2,639,250
First Quantum Minerals, Gtd. Notes		7.50	4/1/2025	560,000	[b]	535,500
Freeport-McMoRan, Gtd. Notes		5.45	3/15/2043	1,270,000	[c]	1,168,400
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	2,265,000	[b,c]	2,349,937
					11,124,155
Real Estate - 1.2%
Corecivic, Gtd. Notes		5.00	10/15/2022	700,000	[c]	699,125
GEO Group, Gtd. Notes		6.00	4/15/2026	930,000	[c]	813,471
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b,c]	853,788
Haya Finance 2017, Sr. Scd. Bonds	EUR	5.25	11/15/2022	525,000		511,565
					2,877,949
Retailing - 2.4%
Beacon Roofing Supply, Gtd. Notes		6.38	10/1/2023	805,000	[c]	840,219

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 134.3% (continued)
Retailing - 2.4% (continued)
eG Global Finance, Sr. Scd. Notes		6.75	2/7/2025	1,600,000	[b]	1,591,520
Party City Holdings, Gtd. Notes		6.63	8/1/2026	2,505,000	[b,c]	2,436,112
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,030,000	[b,c]	1,026,508
					5,894,359
Technology Hardware & Equipment - 2.9%
Dell International, Gtd. Notes		7.13	6/15/2024	1,895,000	[b,c]	2,000,607
Everi Payments, Gtd. Notes		7.50	12/15/2025	2,695,000	[b,c]	2,823,012
Exela Intermediate, Sr. Scd. Notes		10.00	7/15/2023	1,345,000	[b,c]	1,099,538
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	1,045,000	[b,c]	1,081,575
					7,004,732
Telecommunication Services - 12.1%
Altice France, Sr. Scd. Notes		7.38	5/1/2026	935,000	[b,c]	960,713
Altice France, Sr. Scd. Notes		8.13	2/1/2027	3,675,000	[b,c]	3,867,937
CenturyLink, Sr. Unscd. Notes, Ser. Y		7.50	4/1/2024	2,915,000	[c]	3,232,006
Cincinnati Bell, Sr. Unscd. Notes		8.00	10/15/2025	1,005,000	[b,c]	859,275
CommScope, Gtd. Notes		8.25	3/1/2027	2,550,000	[b,c]	2,610,180
Crystal Almond, Sr. Scd. Bonds	EUR	10.00	11/1/2021	917,000		1,105,873
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,775,000	[b,c]	1,927,650
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	1,950,000	[c]	1,896,999
Intelsat Connect Finance, Gtd. Notes		9.50	2/15/2023	1,335,000	[b,c]	1,188,150
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/2024	1,190,000	[b,c]	1,184,050
Intelsat Jackson Holdings, Gtd. Notes		9.75	7/15/2025	855,000	[b,c]	880,650
Sprint, Gtd. Notes		7.63	2/15/2025	375,000	[c]	399,844
Sprint Capital, Gtd. Notes		8.75	3/15/2032	540,000	[c]	626,400
Sprint Communications, Sr. Unscd. Notes		11.50	11/15/2021	5,325,000	[c]	6,177,000
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	1,150,000	[b,c]	1,135,625
West, Gtd. Notes		8.50	10/15/2025	1,515,000	[b,c]	1,333,200
					29,385,552
Utilities - 1.3%
AmeriGas Partners, Sr. Unscd. Notes		5.88	8/20/2026	275,000		292,875
Calpine, Sr. Unscd. Notes		5.75	1/15/2025	380,000	[c]	378,575
NRG Energy, Gtd. Notes		6.63	1/15/2027	950,000	[c]	1,035,500
NRG Energy, Gtd. Notes		7.25	5/15/2026	1,400,000	[c]	1,547,000
					3,253,950
Total Bonds and Notes (cost $324,169,952)				326,208,964

Floating Rate Loan Interests - 8.0%
Chemicals - .4%
Polar US Borrower, First Lien Term Loan, 3 Month LIBOR +4.75%		7.54	10/15/2025	1,064,650		1,052,673

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Floating Rate Loan Interests - 8.0% (continued)
Commercial & Professional Services - .7%
Pi Lux Finco, Second Lien Facility 1, 1 Month LIBOR +7.25%	9.65	12/22/2025	935,000	916,300
Weight Watchers International, Term B Loan, 3 Month LIBOR +4.75%	7.35	11/29/2024	823,876	811,345
				1,727,645
Diversified Financials - .4%
Capital Automotive, Initial Tranche B Term Loan (Second Lien), 3 Month LIBOR +6.00%	8.44	3/24/2025	1,059,438	1,065,731
Energy - .7%
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR +7.25%	9.85	12/19/2022	1,055,501	1,058,308
Oxbow Carbon, Term Loan (Second Lien), 3 Month LIBOR +7.50%	9.94	1/4/2024	600,000	600,750
				1,659,058
Health Care - .3%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	5.83	4/22/2024	997,456	816,667
Industrials - .3%
Travelport Finance, First Lien Term Loan, 3 Month LIBOR +5.00%	7.54	5/29/2026	800,000	754,748
Information Technology - .8%
Digicert Holdings, First Lien Term Loan, 1 Month LIBOR +4.00%	6.40	10/31/2024	1,445,427	1,442,269
Ultimate Software Group, First Lien Term Loan, 3 Month LIBOR +3.75%	6.08	5/4/2026	460,000	461,486
				1,903,755
Insurance - 2.2%
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%	8.90	8/4/2025	3,980,000	4,044,277
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%	6.90	2/28/2025	1,272,152	1,238,758
				5,283,035
Materials - .9%
Ball Metalpack Finco, First Lien Initial Term Loan, 1 Month LIBOR +4.50%	7.02	7/31/2025	114,135	112,994
Berlin Packaging, First Lien Term B Loan, 1-3 Month LIBOR +3.00%	5.44	11/7/2025	1,984,962	1,931,478
				2,044,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Floating Rate Loan Interests - 8.0% (continued)
Media - .5%
Nep Group, Initial Loan (Second Lien), 1 Month LIBOR +7.00%	9.44	10/19/2026	1,160,000	1,154,200
Retailing - .4%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%	7.40	9/25/2024	1,048,352	1,003,577
Technology Hardware & Equipment - .4%
Mcafee, Initial Loan (Second Lien), 1 Month LIBOR +8.50%	10.86	9/29/2025	859,091	872,158
Total Floating Rate Loan Interests (cost $19,577,791)			19,337,719
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,910,456)	2.29		4,910,456	[e] 4,910,456
Total Investments (cost $348,658,199)			144.3%	350,457,139
Liabilities, Less Cash and Receivables			(44.3%)	(107,537,500)
Net Assets			100.0%	242,919,639

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities were valued at $228,922,526 or 94.24% of net assets.

c Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations†	-	13,829,943	-	13,829,943
Corporate Bonds†	-	312,379,021	-	312,379,021
Floating Rate Loan Interests†	-	19,337,719	-	19,337,719
Investment Companies	4,910,456	-	-	4,910,456
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	2,432	-	2,432
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(10,537)	-	(10,537)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Strategies Fund

June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs
United States Dollar	7,431,631	British Pound	5,850,000	7/31/19	(10,104)
United States Dollar	4,666,196	Euro	4,090,000	7/31/19	2,432
Morgan Stanley
United States Dollar	500,000	British Pound	392,725	9/11/19	(433)
Gross Unrealized Appreciation					2,432
Gross Unrealized Depreciation					(10,537)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its

NOTES

investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2019, accumulated net unrealized appreciation on investments was $1,798,940, consisting of $8,767,977 gross unrealized appreciation and $6,969,037 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.